INCOME TAXES (Details 1) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
INCOME TAXES
Current			$ 0	$ 0
Deferred			0	0
Deferred Provision (credit)			(1,728)	1,623
Change In Valuation Allowance			1,728	(1,623)
Total Provision For Income Taxes	$ 0	$ 0	$ 0	$ 0